Schedule of investments
Delaware Global Listed Real Assets Fund	January 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 8.99%
Basic Industry — 1.06%
Chemours 144A 4.625% 11/15/29 #	175,000	$ 166,976
First Quantum Minerals 144A 6.875% 3/1/26 #	200,000	206,785
Freeport-McMoRan 5.45% 3/15/43	235,000	276,738
New Gold 144A 6.375% 5/15/25 #	54,000	55,336
Novelis
144A 3.875% 8/15/31 #	255,000	240,563
144A 4.75% 1/30/30 #	140,000	139,504

Univar Solutions USA 144A 5.125% 12/1/27 #	265,000	269,950
		1,355,852
Capital Goods — 0.43%
Clean Harbors 144A 5.125% 7/15/29 #	195,000	203,611
GFL Environmental 144A 5.125% 12/15/26 #	160,000	165,467
Sealed Air 144A 4.00% 12/1/27 #	175,000	175,781
		544,859
Communications — 2.55%
CCO Holdings 144A 5.375% 6/1/29 #	340,000	350,829
Clear Channel Outdoor Holdings
144A 7.50% 6/1/29 #	40,000	41,517
144A 7.75% 4/15/28 #	40,000	41,577

CSC Holdings 144A 3.375% 2/15/31 #	200,000	174,864
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	43,000	44,289
DISH DBS 144A 5.75% 12/1/28 #	80,000	76,704
Frontier Communications Holdings 144A 5.875% 10/15/27 #	185,000	190,791
Gray Escrow II 144A 5.375% 11/15/31 #	180,000	177,804
Lamar Media 3.75% 2/15/28	175,000	171,150
LCPR Senior Secured Financing DAC 144A 6.75% 10/15/27 #	194,000	201,593
Nexstar Media 144A 5.625% 7/15/27 #	213,000	218,635
Outfront Media Capital 144A 4.625% 3/15/30 #	245,000	235,246
Sirius XM Radio 144A 5.50% 7/1/29 #	300,000	311,790
Sprint Capital 8.75% 3/15/32	65,000	90,901
Terrier Media Buyer 144A 8.875% 12/15/27 #	210,000	222,070
T-Mobile USA
3.375% 4/15/29	60,000	59,062
4.75% 2/1/28	105,000	108,652

Virgin Media Secured Finance 144A 5.50% 5/15/29 #	200,000	204,120
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	200,000	185,620
Zayo Group Holdings 144A 4.00% 3/1/27 #	175,000	165,634
		3,272,848
NQ-095 [1/22] 3/22 (2074745)    1

Schedule of investments
Delaware Global Listed Real Assets Fund (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical — 0.96%
Carnival
144A 5.75% 3/1/27 #	150,000	$ 144,228
144A 7.625% 3/1/26 #	35,000	35,763
Hilton Domestic Operating
144A 4.00% 5/1/31 #	85,000	83,688
4.875% 1/15/30	200,000	206,706

Lennar 5.00% 6/15/27	95,000	104,799
MGM Growth Properties Operating Partnership 5.75% 2/1/27	216,000	239,093
Murphy Oil USA 144A 3.75% 2/15/31 #	100,000	94,400
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	150,000	145,897
Wyndham Hotels & Resorts 144A 4.375% 8/15/28 #	175,000	173,911
		1,228,485
Consumer Non-Cyclical — 0.83%
CHS 144A 5.25% 5/15/30 #	180,000	179,545
HCA
3.50% 9/1/30	10,000	9,971
5.375% 2/1/25	70,000	74,594
5.875% 2/1/29	305,000	345,107

JBS USA LUX 144A 5.50% 1/15/30 #	160,000	169,948
Pilgrim's Pride 144A 5.875% 9/30/27 #	77,000	80,481
Tenet Healthcare
144A 4.25% 6/1/29 #	60,000	57,933
6.875% 11/15/31	135,000	146,047
		1,063,626
Energy — 1.70%
CNX Resources
144A 6.00% 1/15/29 #	65,000	67,056
144A 7.25% 3/14/27 #	100,000	105,106
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	82,000	82,376
144A 6.00% 2/1/29 #	209,000	210,911

DCP Midstream Operating 5.125% 5/15/29	210,000	222,897
Genesis Energy 6.50% 10/1/25	265,000	259,704
Marathon Oil 4.40% 7/15/27	75,000	80,428
Murphy Oil
5.875% 12/1/27	195,000	198,169
6.375% 7/15/28	105,000	108,769
2    NQ-095 [1/22] 3/22 (2074745)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
NuStar Logistics
6.00% 6/1/26	90,000	$ 94,508
6.375% 10/1/30	80,000	86,664
Occidental Petroleum
6.60% 3/15/46	55,000	69,234
6.625% 9/1/30	40,000	47,014

Southwestern Energy 7.75% 10/1/27	225,000	239,943
Targa Resources Partners
4.875% 2/1/31	195,000	204,095
5.375% 2/1/27	105,000	107,758
		2,184,632
Real Estate — 0.25%
HAT Holdings I 144A 3.75% 9/15/30 #	100,000	94,587
XHR 144A 4.875% 6/1/29 #	235,000	230,803
		325,390
Transportation — 0.71%
Air Canada 144A 3.875% 8/15/26 #	255,000	249,312
Delta Air Lines
144A 7.00% 5/1/25 #	82,000	91,933
7.375% 1/15/26	67,000	76,357

United Airlines Holdings 4.875% 1/15/25	280,000	281,992
VistaJet Malta Finance 144A 6.375% 2/1/30 #	215,000	213,992
		913,586
Utilities — 0.50%
Calpine 144A 5.00% 2/1/31 #	35,000	33,229
NRG Energy 144A 3.625% 2/15/31 #	190,000	176,571
PG&E 5.25% 7/1/30	85,000	84,436
TerraForm Power Operating 144A 4.75% 1/15/30 #	130,000	130,861
Vistra Operations
144A 5.00% 7/31/27 #	70,000	70,626
144A 5.50% 9/1/26 #	70,000	71,491
144A 5.625% 2/15/27 #	75,000	76,577
		643,791
Total Corporate Bonds (cost $11,548,304)		11,533,069

NQ-095 [1/22] 3/22 (2074745)    3

Schedule of investments
Delaware Global Listed Real Assets Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities — 1.83%
Cantor Commercial Real Estate Lending Series 2019-CF1 B 4.178% 5/15/52 •	200,000	$ 214,182
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.102% 12/15/72	600,000	623,600
GS Mortgage Securities Trust Series 2017-GS6 B 3.869% 5/10/50	730,000	769,230
Morgan Stanley Capital I Trust Series 2016-BNK2 B 3.485% 11/15/49	740,000	740,519
Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,380,000)		2,347,531

Loan Agreements — 2.28%
Calpine
2.11% (LIBOR01M + 2.00%) 4/5/26 •	319,801	316,712
2.61% (LIBOR01M + 2.50%) 12/16/27 •	82,178	81,650

Calpine Construction Finance Tranche B 2.11% (LIBOR01M + 2.00%) 1/15/25 •	124,264	123,343
Castlelake Aviation One Designated Activity 3.25% (LIBOR03M + 2.75%) 10/22/26 •	224,437	224,052
Charter Communications Operating Tranche B2 1.86% (LIBOR01M + 1.75%) 2/1/27 •	258,829	256,549
CSC Holdings 2.36% (LIBOR01M + 2.25%) 7/17/25 •	248,478	245,191
Hamilton Projects Acquiror 5.25% (LIBOR03M + 4.50%) 6/17/27 •	295,500	295,777
HCA Tranche B 1.86% (LIBOR01M + 1.75%) 6/30/28 •	472,625	475,579
Lamar Media Tranche B 1.61% (LIBOR01M + 1.50%) 2/5/27 •	169,139	168,315
Parkway Generation Tranche B TBD 11/5/28 X	157,895	157,993
Parkway Generation Tranche C TBD 11/5/28 X	22,105	22,174
Pilot Travel Centers Tranche B 2.11% (LIBOR01M + 2.00%) 8/4/28 •	174,563	173,810
Setanta Aircraft Leasing DAC 2.14% (LIBOR03M + 2.00%) 11/5/28 •	125,000	125,020
Sinclair Television Group Tranche B-3 3.11% (LIBOR01M + 3.00%) 4/1/28 •	99,500	98,363
Vistra Operations 1.86% (LIBOR01M + 1.75%) 12/31/25 •	166,275	164,777
Total Loan Agreements (cost $2,932,021)		2,929,305

4    NQ-095 [1/22] 3/22 (2074745)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds — 9.89%Δ
Australia — 0.14%
Australia Government Bonds
0.75% 11/21/27	AUD	212,091	$ 176,659
2.50% 9/20/30	AUD	7,555	8,502
			185,161
Canada — 0.51%
Canadian Government Real Return Bonds
4.00% 12/1/31	CAD	386,605	428,728
4.25% 12/1/26	CAD	229,865	223,465
			652,193
France — 1.50%
French Republic Government Bond OAT
0.10% 3/1/25	EUR	350,816	424,585
0.10% 3/1/28	EUR	723,948	915,206
144A 1.80% 7/25/40 #	EUR	160,197	292,510
3.15% 7/25/32	EUR	172,939	298,929
			1,931,230
Germany — 0.61%
Deutsche Bundesrepublik Inflation Linked Bond 0.10% 4/15/26	EUR	626,639	780,005
			780,005
Italy — 1.63%
Italy Buoni Poliennali Del Tesoro
0.10% 5/15/23	EUR	1,087,796	1,270,887
144A 2.55% 9/15/41 #	EUR	225,587	382,996
144A 3.10% 9/15/26 #	EUR	316,382	434,684
			2,088,567
Japan — 0.34%
Japanese Government CPI Linked Bond 0.10% 3/10/29	JPY	47,698,266	431,514
			431,514
Spain — 0.54%
Spain Government Inflation Linked Bond 0.15% 11/30/23	EUR	582,726	695,122
			695,122
United Kingdom — 4.62%
United Kingdom Inflation-Linked Gilt
0.125% 3/22/29	GBP	358,091	601,499
0.125% 8/10/41	GBP	344,989	754,234
0.125% 3/22/44	GBP	229,869	519,313
0.125% 8/10/48	GBP	289,488	710,629
NQ-095 [1/22] 3/22 (2074745)    5

Schedule of investments
Delaware Global Listed Real Assets Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
United Kingdom (continued)
United Kingdom Inflation-Linked Gilt
0.125% 11/22/56	GBP	141,082	$ 400,503
0.125% 11/22/65	GBP	59,376	203,545
0.125% 3/22/68	GBP	101,830	376,513
0.25% 3/22/52	GBP	123,746	332,355
0.375% 3/22/62	GBP	95,558	319,767
1.125% 11/22/37	GBP	202,185	466,475
1.25% 11/22/27	GBP	99,602	171,968
1.25% 11/22/32	GBP	369,257	749,088
1.25% 11/22/55	GBP	92,230	327,257
			5,933,146
Total Sovereign Bonds (cost $12,849,753)			12,696,938

US Treasury Obligations — 4.41%
US Treasury Inflation Indexed Bonds
0.125% 2/15/51		125,976	136,292
0.25% 2/15/50		129,733	144,252
0.75% 2/15/42		262,005	311,809
1.00% 2/15/46		388,280	494,289
2.125% 2/15/40		86,160	125,319
US Treasury Inflation Indexed Notes
0.125% 4/15/26		2,802,270	2,972,426
0.125% 7/15/31		570,372	620,487
0.875% 1/15/29		758,430	856,909
Total US Treasury Obligations (cost $5,672,224)			5,661,783
	Number of shares
Common Stock — 66.33%
Communication Services — 1.05%
Vantage Towers	41,161	1,342,393
		1,342,393
Consumer Discretionary — 0.46%
Archaea Energy †	34,374	594,326
		594,326
Consumer Staples — 1.50%
Archer-Daniels-Midland	8,413	630,975
Bunge	8,887	878,569
6    NQ-095 [1/22] 3/22 (2074745)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Staples (continued)
Darling Ingredients †	6,549	$ 417,630
		1,927,174
Energy — 11.70%
Ardmore Shipping †	41,801	142,959
Chesapeake Energy	16,662	1,135,848
Chevron	7,921	1,040,265
Denbury †	16,919	1,271,294
Enbridge	34,088	1,441,127
Enviva	12,468	872,511
EOG Resources	6,588	734,430
EQT †	48,513	1,030,901
Equinor ADR	31,876	878,184
Kimbell Royalty Partners	66,084	945,001
Occidental Petroleum	4,390	165,371
PBF Energy Class A †	19,831	314,123
Schlumberger	37,711	1,473,369
TC Energy	27,998	1,445,769
Unit †	40	1,850
Valaris †	13,083	542,814
Valero Energy	18,970	1,573,941
		15,009,757
Financials — 0.11%
Spring Valley Acquisition Class A †	14,408	143,936
		143,936
Industrials — 11.91%
Aena 144A #, †	8,725	1,409,808
ALEATICA †	1,115,642	1,047,875
Arcosa	22,208	1,036,225
Atlantia †	65,723	1,219,509
Atlas Arteria	296,007	1,374,037
CCR	615,602	1,514,051
East Japan Railway	23,200	1,324,787
Enav 144A #, †	301,006	1,382,994
Li-Cycle Holdings †	62,190	471,400
Sacyr	548,308	1,370,671
Sunrun †	12,420	322,051
Transurban Group	155,585	1,374,473
Vinci	13,109	1,436,833
		15,284,714
NQ-095 [1/22] 3/22 (2074745)    7

Schedule of investments
Delaware Global Listed Real Assets Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Materials — 7.60%
Air Products and Chemicals	2,041	$ 575,807
Anglo American	22,278	982,137
BHP Group	37,517	1,203,191
CF Industries Holdings	15,479	1,066,039
ERO Copper †	24,094	300,050
Hudbay Minerals	89,198	642,226
Louisiana-Pacific	7,760	515,574
Newmont	25,148	1,538,303
Nutrien	18,933	1,321,523
Pan American Silver	19,165	414,766
Wheaton Precious Metals	29,672	1,196,375
		9,755,991
Real Estate Operating Companies/Developer — 2.77%
Castellum	12,920	304,315
CK Asset Holdings	74,500	497,318
Grainger	45,876	186,829
Hang Lung Properties	60,000	128,202
Intershop Holding	36	23,776
Kojamo	12,257	281,003
Mitsubishi Estate	28,400	409,029
Mitsui Fudosan	11,700	250,817
New World Development	27,031	110,349
Nyfosa	19,828	308,659
Sirius Real Estate	75,678	132,277
Sun Hung Kai Properties	38,500	469,720
TAG Immobilien	4,648	122,746
Tokyo Tatemono	9,096	135,589
Wihlborgs Fastigheter	9,090	187,934
		3,548,563
REIT Diversified — 2.51%
Activia Properties	28	94,776
Ascendas Real Estate Investment Trust	60,735	124,558
Charter Hall Group	4,219	50,535
Fastighets Balder Class B †	1,080	71,549
Inmobiliaria Colonial Socimi	4,627	40,858
Mapletree Logistics Trust	195,100	245,538
NIPPON REIT Investment	90	303,260
Stockland	9,438	27,204
VICI Properties	16,882	483,163
8    NQ-095 [1/22] 3/22 (2074745)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
REIT Diversified (continued)
Weyerhaeuser	44,092	$ 1,782,639
		3,224,080
REIT Healthcare — 1.74%
Alexandria Real Estate Equities	3,220	627,385
Assura	154,767	139,983
CareTrust REIT	14,877	315,541
Healthcare Realty Trust	5,093	157,985
Healthpeak Properties	7,348	259,899
Impact Healthcare Reit	20,000	31,040
Omega Healthcare Investors	1,191	37,492
Sabra Health Care REIT	13,023	177,243
Universal Health Realty Income Trust	1,499	87,392
Welltower	4,546	393,820
		2,227,780
REIT Hotel — 0.09%
Apple Hospitality REIT	7,118	114,813
		114,813
REIT Industrial — 3.03%
Duke Realty	4,805	277,633
GLP J-REIT	69	111,063
Goodman Group	6,118	101,019
Granite Real Estate Investment Trust	4,207	319,310
Industrial & Infrastructure Fund Investment	132	220,803
Mapletree Industrial Trust	121,290	225,940
Prologis	10,428	1,635,319
Rexford Industrial Realty	5,208	381,069
Segro	20,467	360,829
Tritax Big Box REIT	80,910	259,531
		3,892,516
REIT Information Technology — 0.73%
American Tower	300	75,450
Digital Realty Trust	1,887	281,597
Equinix	735	532,801
SBA Communications	154	50,118
		939,966
REIT Mall — 0.62%
Simon Property Group	5,434	799,885
		799,885
NQ-095 [1/22] 3/22 (2074745)    9

Schedule of investments
Delaware Global Listed Real Assets Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
REIT Manufactured Housing — 0.50%
Equity LifeStyle Properties	6,157	$ 482,032
Sun Communities	823	155,514
		637,546
REIT Multifamily — 2.92%
Apartment Income REIT	2,522	133,212
AvalonBay Communities	2,881	703,627
Camden Property Trust	853	136,557
Canadian Apartment Properties REIT	3,644	160,277
Daiwa Securities Living Investments	266	260,292
Equity Residential	6,269	556,248
Essex Property Trust	1,805	600,163
Killam Apartment Real Estate Investment Trust	7,013	120,658
UDR	2,848	161,880
Vonovia	15,967	909,413
		3,742,327
REIT Office — 1.74%
Allied Properties Real Estate Investment Trust	7,241	254,801
Boston Properties	1,321	148,058
Cousins Properties	4,552	175,525
Daiwa Office Investment	25	156,642
Equity Commonwealth †	11,384	296,439
Highwoods Properties	6,036	260,272
Hudson Pacific Properties	4,235	100,073
Kilroy Realty	6,386	408,704
Orion Office REIT †	3,422	56,942
Piedmont Office Realty Trust Class A	16,568	294,248
SL Green Realty	1,070	77,593
		2,229,297
REIT Retail — 0.42%
Deutsche EuroShop	2,774	52,014
Japan Metropolitan Fund Invest	163	137,362
Link REIT	40,300	345,996
		535,372
REIT Self-Storage — 1.36%
Extra Space Storage	3,724	738,059
Life Storage	3,183	429,546
Public Storage	885	317,299
Safestore Holdings	15,170	260,096
		1,745,000
10    NQ-095 [1/22] 3/22 (2074745)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
REIT Shopping Center — 0.61%
Alexander's	273	$ 71,873
Federal Realty Investment Trust	619	78,916
Regency Centers	1,608	115,374
Retail Opportunity Investments	12,050	223,286
Shopping Centres Australasia Property Group	43,230	86,369
SITE Centers	13,785	204,156
		779,974
REIT Single Tenant — 0.39%
Four Corners Property Trust	6,869	185,944
Realty Income	1,737	120,565
Spirit Realty Capital	4,210	199,807
		506,316
REIT Specialty — 1.09%
Civitas Social Housing	113,646	147,493
Essential Properties Realty Trust	3,208	85,173
Gaming and Leisure Properties	1,538	69,487
Innovative Industrial Properties	1,211	240,008
Invitation Homes	15,436	648,003
Waypoint REIT	111,935	215,008
		1,405,172
Utilities — 11.48%
APA Group	197,338	1,338,317
Atmos Energy	12,308	1,319,664
Hydro One 144A #	51,270	1,324,554
National Grid	98,324	1,438,768
PPL	44,449	1,319,246
Sempra Energy	9,917	1,370,133
Severn Trent	33,989	1,319,600
Snam	234,149	1,312,097
SSE	63,475	1,365,731
Terna - Rete Elettrica Nazionale	170,521	1,339,854
United Utilities Group	88,589	1,277,975
		14,725,939
Total Common Stock (cost $73,066,948)		85,112,837
Principal amount°
Closed-Ended Trust — 0.60%
Sprott Physical Uranium Trust †	69,203	767,622
NQ-095 [1/22] 3/22 (2074745)    11

Schedule of investments
Delaware Global Listed Real Assets Fund (Unaudited)
Principal amount°	Value (US $)
Closed-Ended Trust (continued)
Total Closed-Ended Trust (cost $645,411)	767,622
	Number of shares
Master Limited Partnerships — 0.12%
Black Stone Minerals	13,557	$ 154,685
Total Master Limited Partnerships (cost $135,013)		154,685

Rights — 0.00%
Impact Healthcare Reit =, †	2,500	47
Total Rights (cost $0)		47

Short-Term Investments — 6.72%
Money Market Mutual Funds — 6.72%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	2,154,985	2,154,985
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	2,154,985	2,154,985
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	2,154,985	2,154,985
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	2,154,985	2,154,985
Total Short-Term Investments (cost $8,619,940)		8,619,940
Total Value of Securities—101.17% (cost $117,849,614)		129,823,757

Liabilities Net of Receivables and Other Assets—(1.17%)		(1,501,690)
Net Assets Applicable to 9,067,751 Shares Outstanding—100.00%		$128,322,067
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of Rule 144A securities was $12,765,827, which represents 9.95% of the Fund's net assets.
12    NQ-095 [1/22] 3/22 (2074745)

(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after January 31, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
The following foreign currency exchange contracts were outstanding at January 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	AUD	376,028	USD	(265,084)	2/2/22	$787	$—
BNYM	BRL	(520,539)	USD	97,968	2/1/22	—	(33)
BNYM	EUR	47,420	USD	(53,130)	2/2/22	29	—
BNYM	GBP	(12,080)	USD	16,222	2/1/22	—	(25)
BNYM	GBP	87,760	USD	(117,848)	2/2/22	—	(105)
BNYM	JPY	5,415,063	USD	(46,938)	2/2/22	56	—
CITI	CAD	(30,000)	USD	23,924	2/18/22	324	—
CITI	EUR	(11,000)	USD	12,511	2/18/22	177	—
JPMCB	AUD	(241,118)	USD	176,627	2/18/22	6,135	—
JPMCB	CAD	(807,293)	USD	643,586	2/18/22	8,503	—
JPMCB	EUR	(4,845,165)	USD	5,509,921	2/18/22	76,644	—
JPMCB	GBP	(4,466,900)	USD	6,001,942	2/18/22	—	(4,929)
JPMCB	JPY	(49,933,297)	USD	436,890	2/18/22	2,934	—
Total Foreign Currency Exchange Contracts						$95,589	$(5,092)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net
NQ-095 [1/22] 3/22 (2074745)    13

Schedule of investments
Delaware Global Listed Real Assets Fund (Unaudited)
unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
CITI – Citigroup
CPI – Consumer Price Index
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPMCB – JPMorgan Chase Bank
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
OAT – Obligations Assimilables du Tresor
REIT – Real Estate Investment Trust
TBD – To be determined
Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
USD – US Dollar
14    NQ-095 [1/22] 3/22 (2074745)